Schedule of reclassified to other operating income and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other income and expenses	R$ (1,534,602)	R$ (5,224,682)	R$ (4,631,236)
Exchange variation	(87)	3,336
Other comprehensive income	963,798	(3,154,442)	R$ 105,537
Settled Date 1 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(31,678)
Exchange variation		(136)
Settled Date 2 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(132,997)
Exchange variation		(9,051)
Settled Date 3 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(85,164)
Exchange variation		(7,301)
Settled Date 4 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses		(33,310)
Exchange variation		52
Settled Date 5 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(36,405)
Exchange variation	(2,690)	(185)
Other comprehensive income		(6,888)
Settled Date 6 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(34,116)
Exchange variation	(2,870)	117
Other comprehensive income		R$ 6,063
Settled Date 7 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	11,961
Exchange variation	59
Settled Date 8 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(30,226)
Exchange variation	1,133
Settled Date 9 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(37,594)
Exchange variation	2,308
Settled Date 10 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(134,768)
Exchange variation	10,880
Settled Date 11 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	(76,330)
Exchange variation	5,638
Settled Date 12 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	7,088
Exchange variation	(305)
Settled Date 13 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	233,546
Exchange variation	(182)
Settled Date 14 [Member]
IfrsStatementLineItems [Line Items]
Other income and expenses	69,116
Exchange variation	R$ 2,819